COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF EARN-OUT LIABILITY

The following outlines changes to the Company’s earn-out liability balances for the respective years ended December 31, 2024 and 2023:

	Fortman	Montana	Altruis	Kush	Barra	Total
Ending balance December 31, 2023	$-	$159,867	$-	$-	$-	$159,867
Payments	-	(190,000)	-	-	-	(190,000)
Estimate & fair value adjustments	-	47,761	-	-	-	47,761
Payable in Common Stock	-	(17,628)	-	-	-	(17,628)
Ending balance December 31, 2024	$-	$-	$-	$-	$-	$-

	Fortman	Montana	Altruis	Kush	Barra	Total
Ending balance December 31, 2022	$667,000	$500,001	$834,943	$147,534	$560,000	$2,709,478
Payments	(1,433,700)	(750,001)	(929,168)	(147,534)	-	(3,260,403)
Estimate & fair value adjustments	1,612,914	569,734	94,225	-	(560,000)	1,716,873
Payable in Common Stock	-	(159,867)	-	-	-	(159,867)
Reclassification to loans payable, related parties*	(846,214)	-	-	-	-	(846,214)
Ending balance December 31, 2023	$-	$159,867	$-	$-	$-	$159,867

*	As further described in the Note 16, Related Parties, the Company modified the Fortman contingent earn-out payable, entering into a fixed payment agreement, thus, the remaining open balance is reclassified to the loans payable, related parties account on the consolidated balance sheet as of December 31, 2023.